Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Schedule of Consolidated Statement of Cash Flows
The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2021	2020
Accounts receivable	17	13
Due from related parties	26	78
Materials and supplies (Note 10)	1	—
Prepaid expenses and other assets (Note 10)	(3)	(14)
Other long-term assets (Note 14)	(3)	(2)
Accounts payable	(3)	36
Accrued liabilities (Note 15)	49	(61)
Due to related parties	(73)	20
Accrued interest (Note 15)	7	12
Long-term accounts payable and other long-term liabilities (Note 16)	1	3
Post-retirement and post-employment benefit liability	50	74
	69	159
The following tables reconcile investments in property, plant and equipment and intangible assets and the amounts presented in the consolidated statements of cash flows for the years ended December 31, 2021 and 2020. The reconciling items include net change in accruals and capitalized depreciation.

Year ended December 31, 2021 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,963)	(141)	(2,104)
Reconciling items	55	(1)	54
Cash outflow for capital expenditures	(1,908)	(142)	(2,050)

Year ended December 31, 2020 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,742)	(127)	(1,869)
Reconciling items	33	1	34
Cash outflow for capital expenditures	(1,709)	(126)	(1,835)
Supplementary Information

Year ended December 31 (millions of dollars)	2021	2020
Net interest paid	500	493
Income taxes paid	20	33